Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Office Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	30 years
Office Building – Renovation costs [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years